AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 854	SFr 3,973	SFr 938
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	238	(768)	(41)
Reclassification adjustments, included in retained earnings
Reclassification from accumulated other comprehensive income retained earnings current period net of tax	0
Gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	296	(959)	(40)
Income tax expense/(benefit)	(58)	191	(1)
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	58	0	6
Reclassification adjustments, included in retained earnings
Reclassification from accumulated other comprehensive income retained earnings current period net of tax	1,530	0	0
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	(5)	0
Reclassification adjustments, included in retained earnings
Reclassification from accumulated other comprehensive income retained earnings current period net of tax	19
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(7,412)	(786)	88
Reclassification adjustments, included in retained earnings
Reclassification from accumulated other comprehensive income retained earnings current period net of tax	1,549
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	1	1	1
Reclassification adjustments, included in retained earnings
Reclassification from accumulated other comprehensive income retained earnings current period net of tax	0
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	12	17	19
Reclassification adjustments, included in retained earnings
Reclassification from accumulated other comprehensive income retained earnings current period net of tax	0
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	10	21	23
Income tax expense/(benefit)	2	(4)	(4)
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(7,721)	(31)	103
Reclassification adjustments, included in retained earnings
Reclassification from accumulated other comprehensive income retained earnings current period net of tax	0
Accumulated Gains (Losses) On Liabilities Related To Credit Risk | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(9,161)	(31)	103
Income tax expense/(benefit)	1,440	SFr 0	SFr 0
Bank | Holding Verde Empreendimentos e Particpacoes S.A. [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Net releases	SFr 58